Risks and Financial Instruments - Sensitivity analysis of assets and liabilities in foreign currency (Detail) - Probable Scenario [member] R$ in Thousands	Dec. 31, 2023 BRL (R$)
Disclosure of detailed information about financial instruments [line items]
Effect on statement of income	R$ (7,935)
Effect on equity	(225)
Total	(8,160)
Effect on statement of income	7,935
Effect on equity	225
Total	R$ 8,160